Annual Fund Operating Expenses - Balanced Portfolio - Balanced Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.20%